LAW OFFICE OF C. RICHARD ROPKA, L.L.C.

C. Richard Ropka, LLM (Tax) †

215 Fries Mill Road

Turnersville, New Jersey  08012

†  Admitted to practice in US Supreme Court,

(856) 374-1744

     US District Court & US Tax Court

(1-866) 272-8505 (Fax)

April 23, 2010

Mr. Vincent J. Di Stefano, Senior Counsel

Security and Exchange Commission

450 5th Street

Washington DC 20549

Re:

Archer Investment Series Trust - Form N-14

File Nos. 333-163981 and 811-22356

Dear Mr. Di Stefano:

As previously discussed and filed today is our client’s Form N 14 for your consideration. Our client is eager to move forward as quickly as possible.

Thank you.

Very truly yours,

/s/ C. Richard Ropka, Esq.

C. Richard Ropka, Esq.

CRR/ks